As filed with the Securities and Exchange Commission on August 24, 2006 1933 Act File No. 02-90946 1940 Act File No. 811-4015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933	[ ]
POST-EFFECTIVE AMENDMENT NO. 118	[X]
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 121	[X]

EATON VANCE MUTUAL FUNDS TRUST (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

ALAN R. DYNNER The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)	[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on August 24, 2006 pursuant to paragraph (b)	[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Parts A and B of this Post-Effective Amendment No. 118 to the Registration Statement of Eaton Vance Mutual Funds Trust (the "Amendment") are incorporated by reference to the Prospectus (Part A) and Statement of Additional Information (Part B), each dated May 1, 2006, as previously filed electronically with the Securities and Exchange Commission on April 27, 2006 (SEC File No. 02-90946) (Accession No. 0000940394-06-000428).

PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)	(1) Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit
(1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post- Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(3)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post- Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

	(4)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value as amended effective November 15, 2004 filed as Exhibit (a)(4) to Post- Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

	(5)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value as amended effective March 1, 2005 filed as Exhibit (a)(5) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

	(6)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value as amended effective June 13, 2005 filed as Exhibit (a)(6) to Post-Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

	(7)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value as amended effective August 8, 2005 filed as Exhibit (a)(7) to Post- Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

	(8)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value as amended effective March 1, 2006 filed as Exhibit (a)(8) to Post-Effective Amendment No. 112 filed on February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.

	(9)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value as amended effective March 27, 2006 filed as Exhibit (a)(9) to Post- Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

	(10)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value as amended effective May 1, 2006 filed as Exhibit (a)(10) to Post-Effective Amendment No. 116 filed on April 27, 2006 (Accession No. 0000940394-06-000428) and incorporated herein by reference.

(b)	(1) By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment No. 23 filed July 14,
1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

	(4)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

(c)	Reference is made to Item 23(a) and 23(b) above.

(d)	(1) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15,
1995 filed asExhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

	(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax- Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post- Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

	(3)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

	(4)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

	(5)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 filed August 17, 2001 and incorporated herein by reference.

	(6)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax- Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

	(7) (a)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

	(b)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low Duration Fund and Eaton
Vance Management filed as Exhibit (d)(7)(b) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

	(c)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated June 14, 2004 filed as Exhibit (7)(c) to
Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

	(8)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax- Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post- Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

	(9)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-
Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

	(10)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified
Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment
No. 98 filed December 6, 2004 and incorporated herein by reference.

	(11)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend
Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No.
108 filed August 17, 2005 and incorporated herein by reference.

	(12)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.

(e)	(1)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(2)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(3)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(4) (a)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and
Eaton Vance Distributors, Inc. effective as of June 16, 2003 with attached Schedule A filed as
Exhibit (e)(4) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

	(b)	Amended Schedule A effective March 27, 2006 to the Amended and Restated Distribution
Agreement filed as Exhibit (e)(4)(b) to Post-Effective Amendment No. 115 filed April 13,
2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

	(5)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 to the
Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and
incorporated herein by reference.

(f)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g)	(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-
Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

(3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January 25, 1999 and incorporated herein by reference.

(4) Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy- Write Opportunities Fund N-2 Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811- 21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(6) Custodian Agreement with State Street Bank and Trust Company dated as of February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed January 27, 2004 (Accession No. 0000940394-04-000079) and incorporated herein by reference.

(h)	(1) (a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series)
and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated
May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

(b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(c) Schedule A-1 effective March 2, 1998 to the Amended Administrative Services Agreement filed as Exhibit (h)(1)(c) to
Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

(d) Schedule A-2 effective June 22, 1998 to the Amended Administrative Services Agreement filed as Exhibit (h)(1)(d) to
Post-Effective Amendment No.98 filed December 6, 2004 and incorporated herein by reference.

(e) Schedule A-3 effective November 15, 2004 to the Amended Administrative Services Agreement filed as Exhibit (h)(1)(e)
to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

	(f)	Schedule A-4 effective February 13, 2006 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(f) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

(2)	(a)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit
(h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

	(b)	Schedule A to the Administrative Services Agreement filed as Exhibit (h)(2)(b) to Post-
Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369)
and incorporated herein by reference.

(3)		Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to Post-
Effective Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-000983)
and incorporated herein by reference.

(4)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed
August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(i) (1)		Opinion of Internal Counsel dated April 13, 2006 filed as Exhibit (i) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.

(2)		Consent of Internal Counsel dated August 24, 2006 filed herewith.

(m) (1)	(a)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-
Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

	(b)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton
Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective
Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

(2)		Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed
June 28, 2006 (Accession No. 0000940394-06-000619) and incorporated by reference.

(3)	(a)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

	(b)	Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(4)	(a)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(b) Schedule A effective March 27, 2006 to Class C Distribution Plan filed as Exhibit (m)(4)(b) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06- 000369) and incorporated herein by reference.

	(5)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

	(6)	Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) as Exhibit (6)(a) to Post-Effective Amendment No. 71 filed January 12, 2001 and incorporated herein by reference.

	(7) (a)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

	(b)	Schedule A to Class R Distribution Plan filed as Exhibit (m)(7)(b) to Post-Effective Amendment No. 112 filed February
28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.

(n)	(1) Amended and Restated Multiple Class Plan dated February 9, 2004 filed as Exhibit (o)(1) to
Post-Effective Amendment No. 94 filed February 26, 2004 and incorporated herein by reference.

	(2) (a)	Schedule A effective March 27, 2006 to Amended and Restated Multiple Class Plan dated February 9, 2004 filed as Exhibit (n)(2) to Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

	(b)	Schedule A effective April 24, 2006 to Amended and Restated Multiple Class Plan dated February 9, 2004 filed as
Exhibit (n)(2) to Post-Effective Amendment No. 79 of Eaton Vance Special Investment Trust (File Nos. 2-27962,
811-1545) filed May 8, 2006 (Accession No.0000940394-06-000495) and incorporated herein by reference.

(p)	(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton
Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised February 1, 2006, filed as Exhibit (p)(1) to Post- Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-000125) and incorporated herein by reference.

	(2)	Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective November 6, 2004 filed as Exhibit (p)(3) to Post-Effective Amendment No. 87 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2004 (Accession No. 0000940394-04-001173) and incorporated herein by reference.

	(3)	Code of Ethics adopted by Fox Asset Management, LLC effective January 31, 2006 filed as Exhibit (p)(3) to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.

	(4)	Code of Ethics adopted by Parametric Portfolio Associates effective July 15, 2005 filed as Exhibit (p)(4) to Post-Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(5) Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised February 1, 2005) filed as
Exhibit (p)(5) to Post-Effective Amendment No. 111 filed October 26, 2005 (Accession No. 0000940394-05-
001154) and incorporated herein by reference.

(q)	(1) (a) Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2005 filed as Exhibit (q) to Post-Effective
Amendment No. 102 of Eaton Vance Municipals Trust (File Nos 33-572, 811-4409) (Accession No. 0000940394-05-
0091357) filed November 29, 2005 and incorporated herein by reference.

(b) Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25, 2006 filed as Exhibit (q) to Post-Effective
Amendment No. 104 of Eaton Vance Municipals Trust (File Nos 33-572, 811-4409) (Accession No. 0000940394-
06-000148) filed January 30, 2006 and incorporated herein by reference.

(2) Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated July 1, 2003 filed as
Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.

(3) Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to Post-Effective
Amendment No. 90 filed July 16,2003 and incorporated herein by reference.

(4) Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as Exhibit (q)(4) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(5) Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post- Effective Amendment
No. 90 filed July 16, 2003 and incorporated herein by reference.

(6) Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-Effective Amendment
No. 90 filed July 16, 2003 and incorporated herein by reference.

(7) Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post Effective Amendment
No. 90 filed July 16, 2003 and incorporated herein by reference.

(8) Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-Managed International Equity Portfolio)
and Tax-Managed Multi-Cap Opportunity Portfolio dated July 1, 2003 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(9) Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as Exhibit (q)(9) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(10) Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(10) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(11) Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11) to Post-Effective
Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(12)	Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(13)	Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as Exhibit (q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(14)	Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as Exhibit (q)(14) to Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

(15)	Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit (q)(15) to Post-Effective Amendment No. 106 filed June 27, 2005 and incorporated herein by reference.

(16)	Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Value Portfolio and Investment Grade Income Portfolio dated November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(17)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade Income Portfolio, Investment Portfolio, Strategic Income Portfolio, Tax-Managed Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value Portfolio dated November 1, 2005 filed as Exhibit (q)(17) to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394- 06-000201) and incorporated herein by reference.

(18)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade Income Portfolio, Investment Portfolio, Strategic Income Portfolio and Tax-Managed International Equity Portfolio dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.

(19)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio, Global Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective Amendment No. 75 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

(20)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit (q)(20) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statements of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179), Fox Asset Management, LLC (File No. 801-26379), Parametric Portfolio Associates (File No. 801-60485) and Eagle Global Advisors L.L.C. (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund		Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust		Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund		Eaton Vance Series Trust II
Eaton Vance Investment Trust		Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust		EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II		Eaton Vance Variable Trust

(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
John Bercini	Vice President	None
Chris Berg	Vice President	None
Kate B. Bradshaw	Vice President	None
Timothy Breer	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Raymond Cox	Vice President	None
Peter Crowley	Vice President	None
Russell E. Curtis	Chief Operations Officer	None
Kevin Darrow	Vice President	None

Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
James Durocher	Vice President	None
Alan R. Dynner	Vice President, Secretary and Clerk	Secretary
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Vince Falbo	Vice President	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Michael A. Foster	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
James B. Hawkes	Vice President and Director	Trustee
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Lindsey Kidder	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
James O’Brien	Vice President	None
Andrew Ogren	Vice President	None
Philip Pace	Vice President	None
Margaret Pier	Vice President	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Tim Roach	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Lawrence Sinsimer	Senior Vice President	None
Bill Squadroni	Vice President	None
Joseph Staszkiw	Vice President	None
William M. Steul	Vice President and Director	None
Cornelius J. Sullivan	Senior Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None

Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Vice President	None
John Vaughan	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Wharton P. Whitaker	President and Director	None
Greg Whitehead	Vice President	None
Mark Whitehouse	Vice President	None
Steve Widder	Vice President	None
Charles Womack	Vice President	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

*	Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109 (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodians, State Street Bank and Trust Company, 255 Franklin Street, Boston, MA 02110 and Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29. Management Services

Not applicable

Item 30. Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on August 24, 2006.

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Thomas E. Faust Jr.

Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on August 24, 2006.

Signature	Title

/s/ Thomas E. Faust Jr.	President (Chief Executive Officer)
Thomas E. Faust Jr.

Barbara E. Campbell*	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

James B. Hawkes*	Trustee
James B. Hawkes

Samuel L. Hayes, III*	Trustee
Samuel L. Hayes

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Alan R. Dynner
Alan R. Dynner (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i) (2)	Consent of Internal Counsel dated August 24, 2006

Eaton Vance AMT-Free Municipal Bond Fund

Supplement to Prospectus dated

May 1, 2006

The date of the prospectus is changed to August 24, 2006.

August 24, 2006

Eaton Vance AMT-Free Municipal Bond Fund

Supplement to Statement of Additional Information

dated May 1, 2006

The date of the statement of additional information is changed to August 24, 2006.

August 24, 2006